Schedule of Investments (unaudited) July 31, 2019	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 96.1%
U.S. Treasury Note/Bond
1.13%, 02/28/21	$119,560	$117,995,445
1.13%, 08/31/21	205,481	202,238,253
1.25%, 03/31/21	4,924	4,867,259
1.38%, 02/29/20	52	51,758
1.38%, 05/31/20	2,850	2,832,744
1.38%, 09/30/20	90,087	89,407,829
1.38%, 10/31/20	15,360	15,238,800
1.38%, 04/30/21	14,516	14,373,675
1.38%, 06/30/23	110,337	108,354,382
1.38%, 08/31/23	19,044	18,689,157
1.50%, 10/31/19	14	13,974
1.50%, 11/30/19	19	18,955
1.50%, 05/31/20	4,476	4,453,620
1.50%, 06/15/20	8,640	8,593,088
1.50%, 08/15/26	19,900	19,326,709
1.63%, 11/30/20	170,828	169,987,205
1.63%, 04/30/23	52,338	51,896,398
1.63%, 05/31/23	50,422	49,994,595
1.63%, 02/15/26	87,780	86,168,414
1.63%, 05/15/26	175,529	172,100,699
1.75%, 11/30/21	254,551	253,775,414
1.75%, 02/28/22	238,044	237,346,605
1.75%, 06/30/22	4,778	4,765,122
1.75%, 09/30/22	24,470	24,391,819
1.75%, 01/31/23	85,334	85,030,664
1.75%, 05/15/23	5,006	4,985,859
1.88%, 01/31/22	137,830	137,813,848
1.88%, 02/28/22	48,300	48,303,773
1.88%, 03/31/22	43,007	43,035,559
1.88%, 04/30/22	170,783	170,816,356
1.88%, 07/31/22	62,734	62,765,857
1.88%, 08/31/22	267,081	267,237,093
1.88%, 09/30/22	162,462	162,614,308
2.00%, 07/31/20	38,399	38,368,901
2.00%, 11/30/20	275,161	275,139,904
2.00%, 02/28/21	75,825	75,857,881
2.00%, 08/31/21	85,703	85,870,388
2.00%, 12/31/21	48,300	48,447,164
2.00%, 10/31/22	33,868	34,017,495
2.00%, 04/30/24	16,258	16,361,518
2.00%, 02/15/25	290,309	292,021,370
2.00%, 08/15/25	426,878	429,212,389
2.00%, 11/15/26	147,341	147,893,529
2.13%, 08/31/20	67,765	67,815,295
2.13%, 01/31/21	114,553	114,785,586
2.13%, 06/30/21	205,398	206,192,213
2.13%, 08/15/21	180,657	181,419,147
2.13%, 09/30/21	171,012	171,840,339
2.13%, 12/31/21	81,766	82,238,609
2.13%, 06/30/22	148,892	150,031,954
2.13%, 12/31/22	2,466	2,488,133
2.13%, 11/30/23	16,258	16,437,727
2.13%, 02/29/24	90,265	91,319,267
2.13%, 09/30/24	18,952	19,190,381
2.13%, 05/15/25	171,615	173,787,407
2.25%, 03/31/21	37,936	38,121,234
2.25%, 04/30/21	327,150	328,913,742

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 04/15/22	$90,143	$91,047,951
2.25%, 12/31/23	64,925	65,992,712
2.25%, 01/31/24	91,865	93,415,222
2.25%, 10/31/24	66,658	67,910,441
2.25%, 11/15/24	322,351	328,445,856
2.25%, 11/15/25	137,415	140,158,035
2.25%, 02/15/27	504,312	514,733,133
2.25%, 08/15/27	25,565	26,095,274
2.25%, 11/15/27	152,928	156,034,350
2.38%, 12/31/20	86,093	86,547,006
2.38%, 08/15/24	566,192	580,015,250
2.38%, 05/15/27	114,405	117,863,964
2.50%, 12/31/20	2,250	2,265,908
2.50%, 03/31/23	40,376	41,297,077
2.50%, 08/15/23	969	993,160
2.50%, 02/15/45	185,910	185,125,593
2.50%, 02/15/46	61,934	61,593,277
2.50%, 05/15/46	176,700	175,657,746
2.63%, 08/15/20	5,665	5,698,415
2.63%, 11/15/20	285,024	287,195,586
2.63%, 12/15/21	896	911,855
2.63%, 12/31/23	67,202	69,383,440
2.75%, 02/15/28	90,117	95,509,939
2.75%, 08/15/42	61,748	64,774,785
2.75%, 11/15/42	71,404	74,832,369
2.75%, 08/15/47	110,228	114,960,575
2.88%, 10/15/21	119,572	122,098,892
2.88%, 04/30/25	49,995	52,666,081
2.88%, 05/15/28	173,299	185,524,490
2.88%, 08/15/28	100,920	108,146,029
2.88%, 05/15/43	10,954	11,712,329
2.88%, 08/15/45	184,796	197,378,009
2.88%, 11/15/46	309,650	331,131,969
2.88%, 05/15/49	12,252	13,142,663
3.00%, 11/15/44	5,554	6,064,274
3.00%, 05/15/47	336	367,841
3.00%, 02/15/48	98,073	107,370,780
3.00%, 08/15/48	14,506	15,899,936
3.00%, 02/15/49	12	13,170
3.13%, 05/15/21	9,482	9,675,344
3.13%, 11/15/41	156,983	175,538,992
3.13%, 02/15/42	5,178	5,787,538
3.13%, 02/15/43	33,957	37,863,047
3.13%, 08/15/44	57,387	63,981,910
3.38%, 11/15/19	249	249,778
3.38%, 05/15/44	35,455	41,177,078
3.50%, 05/15/20	2,324	2,348,187
3.63%, 02/15/20	1,362	1,372,109
3.63%, 02/15/21	52,502	53,795,683
3.75%, 11/15/43	218,440	268,817,233
3.88%, 08/15/40	10,342	12,903,261
4.25%, 05/15/39	16,211	21,180,685
4.25%, 11/15/40	29,160	38,215,547
4.38%, 02/15/38	20,376	26,898,576
4.38%, 11/15/39	58,192	77,290,796
4.38%, 05/15/41	5,445	7,262,453
4.50%, 02/15/36	60,476	79,693,667
4.50%, 05/15/38	640	859,052
4.75%, 02/15/37	83	113,490
5.00%, 05/15/37	5,034	7,087,518

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
5.25%, 02/15/29	$90,442	$115,804,622
5.38%, 02/15/31	19,064	25,549,483
5.50%, 08/15/28	9,870	12,720,348
6.25%, 05/15/30	260	365,698
7.13%, 02/15/23	222,963	262,852,592
8.13%, 05/15/21	5,796	6,411,146
U.S. Treasury STRIPS Coupon
0.00%, 08/15/25(a)	24,909	22,169,483
0.00%, 08/15/36(a)	23,995	15,862,300

		11,721,079,807

Total U.S. Government Obligations — 96.1% (Cost: $11,476,872,629)		11,721,079,807

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(b)(c)	515,094	515,094,000

Total Short-Term Investments — 4.2% (Cost: $515,094,000)		515,094,000

Total Investments in Securities — 100.3% (Cost: $11,991,966,629)		12,236,173,807

Other Assets, Less Liabilities — (0.3)%		(39,872,239)

Net Assets — 100.0%		$12,196,301,568

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	59,420	455,674	515,094	$515,094,000	$1,900,197	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$11,721,079,807	$—	$11,721,079,807
Money Market Funds	515,094,000	—	—	515,094,000

	$515,094,000	$11,721,079,807	$—	$12,236,173,807

Portfolio Abbreviations — Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

2